Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Summary of Segment Reporting Information
Summarized information by segments for the years ended December 31, 2023, 2024 and 2025 is as follows:

	For the year ended December 31, 2023
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	232,812	(3,704)	115,922	345,030
Revenues from sales of products	—	192,405	—	192,405

Total revenues	232,812	188,701	115,922	537,435

Cost of revenues:	(49,473)	(72,570)	(52,165)	(174,208)

Gross profit	183,339	116,131	63,757	363,227

	For the year ended December 31, 2024
	Central laboratory business	In-hospital business	Pharma research and development services	Total
	RMB	RMB	RMB	RMB
Revenues:
Revenues from services	175,649	(592)	115,681	290,738
Revenue s from sales of products	—	225,084	—	225,084

Total revenues	175,649	224,492	115,681	515,822

Cost of revenues:	(33,808)	(65,099)	(54,515)	(153,422)

Gross profit	141,841	159,393	61,166	362,400

	For the year ended December 31, 2025
	Central laboratory business		In-hospital business		Pharma research and development services		Total
	RMB	US$	RMB	US$	RMB	US$	RMB	US$
Revenues:
Revenues from services	159,993	22,878	578	83	155,540	22,242	316,111	45,203

Revenues from sales of products	—	—	223,457	31,954	—	—	223,457	31,954

Total revenues	159,993	22,878	224,035	32,037	155,540	22,242	539,568	77,157

Cost of revenues:	(22,417)	(3,205)	(57,337)	(8,200)	(56,900)	(8,137)	(136,654)	(19,542)

Gross profit	137,576	19,673	166,698	23,837	98,640	14,105	402,914	57,615

Summary of Total Long Lived Assets By Geographical Location
The analysis of the total long-lived assets excluding intangible assets by country was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
PRC	102,154	63,187	9,036
United States	6,112	18,318	2,619

Total	108,266	81,505	11,655

Summary of Total Revenues by Location of Contracting Customer
Total revenues by location of contracting customer are presented as follows:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Overseas	61,244	100,088	100,928	14,432
Chinese mainland	476,191	415,734	438,640	62,725

Total	537,435	515,822	539,568	77,157